Borrowings (Tables)	12 Months Ended
Sep. 30, 2012
Borrowings	At September 30, 2012 and 2011, borrowings are summarized as follows:

	September 30,
	2012	2011

Federal Home Loan Bank advances	$81,000,000	$110,000,000

Total Borrowings	$81,000,000	$110,000,000

FHLB Advances Summarized by Year of Maturity

FHLB advances at September 30, 2012 and 2011 are summarized by year of maturity in the table below:

	September 30, 2012			September 30, 2011
	Amount	Range of interest rates	Weighted average interest rates	Amount	Range of interest rates	Weighted average interest rates

Less than one year	$21,000,000	0.36-3.88%	3.49%	$30,000,000	3.30-4.87%	4.61%

One to two years	5,000,000	3.80%	3.80%	20,000,000	3.42-3.88%	3.65%

Two to three years	5,000,000	3.99%	3.99%	5,000,000	3.80%	3.80%

Three to four years	25,000,000	4.33%	4.33%	5,000,000	3.99%	3.99%

Four to five years	—	—	—	25,000,000	4.33%	4.33%

Thereafter	25,000,000	4.30%	4.30%	25,000,000	4.30%	4.30%

	$81,000,000		4.05%	$110,000,000		4.24%

Interest Expense on Borrowing

Interest expense on borrowings for the years ended September 30, 2012, 2011, and 2010, is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Securities sold under agreements to repurchase	$—	$536	$599
Federal Home Loan
Bank advances	3,994,754	5,831,456	10,529,525

	$3,994,754	$5,831,992	$10,530,124